Employee Benefit Plans (Details) - 12 months ended Dec. 31, 2023	USD ($) $ / shares	KZT (₸)	THB (฿)
Employee Benefit Plans [Line Items]
Scheme calculated rate	8.00%	8.00%
Special concession amount (in Baht) | ฿			฿ 450
HK SAR [Member]
Employee Benefit Plans [Line Items]
Scheme calculated rate	5.00%	5.00%
Thailand [Member]
Employee Benefit Plans [Line Items]
Special concession amount (in Baht) | ฿			฿ 750
KYRGYZSTAN [Member]
Employee Benefit Plans [Line Items]
Scheme calculated rate	15.00%	15.00%
Occupational Risk Scheme [Member] | Cambodia [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent			0.80%
Occupational Risk Scheme [Member] | Cambodia [Member] | Minimum [Member]
Employee Benefit Plans [Line Items]
Average wages per share (in Dollars per share)	$ 0.4
Occupational Risk Scheme [Member] | Cambodia [Member] | Maximum [Member]
Employee Benefit Plans [Line Items]
Average wages per share (in Dollars per share)	2.4
Health Care Scheme [Member] | Cambodia [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent			2.60%
Health Care Scheme [Member] | Cambodia [Member] | Minimum [Member]
Employee Benefit Plans [Line Items]
Average wages per share (in Dollars per share)	1.3
Health Care Scheme [Member] | Cambodia [Member] | Maximum [Member]
Employee Benefit Plans [Line Items]
Average wages per share (in Dollars per share)	$ 7.8
Pension Scheme [Member] | Cambodia [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent			2.00%
Contribution equivalent total			4.00%
Pension Scheme [Member] | Cambodia [Member] | Minimum [Member]
Employee Benefit Plans [Line Items]
Contributable wage	$ 100	₸ 400,000
Pension Scheme [Member] | Cambodia [Member] | Maximum [Member]
Employee Benefit Plans [Line Items]
Contributable wage	$ 300	₸ 1,200,000